Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Total equity attributable to owners of the Company	Share capital	Share premium	Treasury shares	Retained earnings	Total other components of equity	Exchange differences on translation of foreign operations	Changes in fair value of financial assets measured at fair value through other comprehensive income	Cash flow hedges	Hedging cost	Remeasurements of defined benefit pension plans	Non- controlling interests
Equity, as of beginning of period at Mar. 31, 2021	¥ 5,177,177	¥ 5,173,037	¥ 1,668,145	¥ 1,688,424	¥ (59,552)	¥ 1,509,906	¥ 366,114	¥ 400,798	¥ 41,983	¥ (68,075)	¥ (8,592)	¥ 0	¥ 4,140
Net profit for the year	230,166	230,059				230,059	0						107
Other comprehensive income (loss)	594,261	594,200					594,200	583,343	(14,558)	2,173	2,457	20,783	61
Total comprehensive income for the year	824,427	824,258				230,059	594,200	583,343	(14,558)	2,173	2,457	20,783	168
Changes in equity [abstract]
Issuance of new shares (Note 26)	22,154	22,154	8,118	14,036			0
Acquisition of treasury shares (Note 26)	(79,447)	(79,447)			(79,447)		0
Disposal of treasury shares	1	1			1		0
Dividends	(284,246)	(284,246)				(284,246)	0
Changes in ownership	(5,948)	(2,143)				(2,143)	0						(3,804)
Transfers from other components of equity	0	0				26,141	(26,141)		(5,357)			(20,783)
Share-based compensation	43,374	43,374		43,374			0
Exercise of share-based awards	(13,968)	(13,968)		(36,960)	22,992		0
Total transactions with owners	(318,080)	(314,276)	8,118	20,450	(56,454)	(260,249)	(26,141)	0	(5,357)	0	0	(20,783)	(3,804)
Equity, as of end of period at Mar. 31, 2022	5,683,523	5,683,019	1,676,263	1,708,873	(116,007)	1,479,716	934,173	984,141	22,068	(65,901)	(6,135)	0	504
Effect of hyperinflation	2,161	2,161				(1,960)	4,121	4,121
Restated opening balance	5,685,684	5,685,180	1,676,263	1,708,873	(116,007)	1,477,756	938,294	988,263	22,068	(65,901)	(6,135)	0	504
Net profit for the year	317,038	317,017				317,017	0						21
Other comprehensive income (loss)	594,535	594,512					594,512	617,866	(2,663)	(21,451)	(16,993)	17,752	24
Total comprehensive income for the year	911,574	911,529				317,017	594,512	617,866	(2,663)	(21,451)	(16,993)	17,752	45
Changes in equity [abstract]
Issuance of new shares (Note 26)	164	164	82	82			0
Acquisition of treasury shares (Note 26)	(27,065)	(27,065)		(5)	(27,060)		0
Disposal of treasury shares	1	1					0
Dividends	(278,313)	(278,313)				(278,313)	0
Transfers from other components of equity	0	0				24,687	(24,687)		(6,935)			(17,752)
Share-based compensation	62,670	62,670		62,670			0
Exercise of share-based awards	(42)	(42)		(42,791)	42,749		0
Total transactions with owners	(242,586)	(242,586)	82	19,956	15,689	(253,626)	(24,687)	0	(6,935)	0	0	(17,752)	0
Equity, as of end of period at Mar. 31, 2023	6,354,672	6,354,122	1,676,345	1,728,830	(100,317)	1,541,146	1,508,119	1,606,128	12,470	(87,352)	(23,127)	0	549
Net profit for the year	144,197	144,067				144,067	0						130
Other comprehensive income (loss)	995,009	994,966					994,966	967,279	2,036	23,456	7,197	(5,002)	44
Total comprehensive income for the year	1,139,206	1,139,033				144,067	994,966	967,279	2,036	23,456	7,197	(5,002)	173
Changes in equity [abstract]
Issuance of new shares (Note 26)	502	502	251	251			0
Acquisition of treasury shares (Note 26)	(2,367)	(2,367)			(2,367)		0
Disposal of treasury shares	1	1					0
Dividends	(287,785)	(287,785)				(287,785)	0
Changes in ownership	18	0					0						18
Transfers from other components of equity	0	0				(6,226)	6,226		1,224			5,002
Share-based compensation	69,836	69,836		69,836			0
Exercise of share-based awards	(77)	(77)		(51,503)	51,426		0
Total transactions with owners	(219,873)	(219,892)	251	18,584	49,059	(294,011)	6,226	0	1,224	0	0	5,002	18
Equity, as of end of period at Mar. 31, 2024	¥ 7,274,005	¥ 7,273,264	¥ 1,676,596	¥ 1,747,414	¥ (51,259)	¥ 1,391,203	¥ 2,509,310	¥ 2,573,407	¥ 15,729	¥ (63,896)	¥ (15,930)	¥ 0	¥ 741